Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northeast Investors Trust
Entity Central Index Key	0000072760
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Northeast Investors Trust
Shareholder Report [Line Items]
Fund Name	Northeast Investors Trust
Class Name	Northeast Investors Trust
Trading Symbol	NTHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Northeast Investors Trust (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.northeastinvestors.com/downloads. You can also request this information by contacting us at 1-800-225-6704.
Additional Information Phone Number	1-800-225-6704
Additional Information Website	www.northeastinvestors.com/downloads
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Northeast Investors Trust	$207	2.06%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	2.06%
Net Assets	$ 124,563,692
Holdings Count | shares	38
Advisory Fees Paid, Amount	$ 316,403
Investment Company, Portfolio Turnover	13.16%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)
Net Assets ($)	$124,563,692
Number of Portfolio Holdings	38
Portfolio Turnover Rate (%)	13.16%
Total Trustee Fees Paid ($)	$316,403

Holdings [Text Block]
What did the Fund invest in? (as of March 31, 2026)
Asset Allocation (% of Net Assets)
Top Ten Holdings* (% of Net Assets)

Homer City Holdings, LLC	7.9%
Pyxus Holdings, Inc., 8.125%, 12/31/27	7.7%
Tidewater, Inc., 9.125%, 7/15/30	4.3%
KB Home 7.25%, 7/15/30	4.1%
XPO, Inc. 6.25%, 6/1/28	4.1%
Anywhere Real Estate Group LLP, 7%, 4/15/30	4.0%
SS&C Technologies 5.5%, 9/30/27	4.0%
Moog, Inc., 4.25%, 12/15/27	4.0%
Pitney Bowes, Inc., 6.875%, 3/15/27	4.0%
Under Armour, Inc., 3.25%, 6/15/26	4.0%

* Does Not Include Cash Equivalents

Top Ten Industry Breakdown* (% of Net Assets)

* Does Not Include Cash Equivalents

Largest Holdings [Text Block]
Top Ten Holdings* (% of Net Assets)

Homer City Holdings, LLC	7.9%
Pyxus Holdings, Inc., 8.125%, 12/31/27	7.7%
Tidewater, Inc., 9.125%, 7/15/30	4.3%
KB Home 7.25%, 7/15/30	4.1%
XPO, Inc. 6.25%, 6/1/28	4.1%
Anywhere Real Estate Group LLP, 7%, 4/15/30	4.0%
SS&C Technologies 5.5%, 9/30/27	4.0%
Moog, Inc., 4.25%, 12/15/27	4.0%
Pitney Bowes, Inc., 6.875%, 3/15/27	4.0%
Under Armour, Inc., 3.25%, 6/15/26	4.0%

* Does Not Include Cash Equivalents